Expense Example, No Redemption {- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-09 - Fidelity® Small Cap Growth Fund	Sep. 29, 2020 USD ($)
Fidelity Small Cap Growth Fund-Class A
Expense Example, No Redemption:
1 Year	$ 706
3 Years	984
5 Years	1,282
10 Years	2,127
Fidelity Small Cap Growth Fund-Class M
Expense Example, No Redemption:
1 Year	510
3 Years	846
5 Years	1,205
10 Years	2,215
Fidelity Small Cap Growth Fund-Class C
Expense Example, No Redemption:
1 Year	217
3 Years	670
5 Years	1,149
10 Years	2,472
Fidelity Small Cap Growth Fund - Class I
Expense Example, No Redemption:
1 Year	113
3 Years	353
5 Years	612
10 Years	1,352
Fidelity Small Cap Growth Fund-Class Z
Expense Example, No Redemption:
1 Year	99
3 Years	309
5 Years	536
10 Years	$ 1,190